Business Combinations - Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition (Detail) - TLJ Intertech Inc. [member] $ in Thousands	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about business combination [Line Items]
Current assets	$ 16,645
Non-current assets	108,486
Current liabilities	(7,599)
Fair value of identifiable net assets acquired	$ 117,532